Operating lease liabilities (Lease Term and Discount Rate) (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term:
- Operating leases	4 years 7 months 17 days	5 years 6 months
Weighted-average discount rate
- Operating leases	6.32%	6.69%